GOODWILL AND INTANGIBLE ASSETS (Details - Intangible assets) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Trade name per business combination	$ 0	$ 4,033,638
Impairment	0	(3,059,716)
Less: accumulated amortization	0	(195,416)
Foreign exchange translation	0	(778,506)
Intangible assets, net	$ 0	$ 0